Label	Element	Value
BNY Mellon Insight Broad Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001635295_SupplementTextBlock	November 6, 2018 BNY MELLON ABSOLUTE INSIGHT FUNDS, INC. - BNY MELLON INSIGHT BROAD OPPORTUNITIES FUND Supplement to Statutory Prospectus
Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon Insight Broad Opportunities Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following information supersedes and replaces the information contained in “Fund Summary – Fees and Expenses” in the fund’s statutory prospectus:

The fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until March 1, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .95% of the fund’s average daily net assets.  On or after March 1, 2019, The Dreyfus Corporation may terminate this expense limitation at any time.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 01, 2019